Segment information - Results by Segment (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment			3
Number of operating segments | segment			3
Segment Reporting Information [Line Items]
Revenues	$ 541	$ 712	$ 1,059	$ 1,388
Depreciation	236	391	346	426
Amortization of intangibles	58	0	1	134
Impairment of drilling units and intangible assets	0	414	4,108	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(175)	(613)	(4,482)	(295)
Unallocated items:
Total financial items and other	(422)	(3,242)	(176)	(966)
Loss before income taxes	(597)	(3,855)	(4,658)	(1,261)
Drilling units			2,120	6,401
Investment in associated companies			248	389
Marketable securities			8	11
Cash and restricted cash	2,003	2,177	723	1,357	$ 1,359
Other assets			862	1,121
Total assets			3,961	9,279
Capital expenditures	98	116	148	162
Other
Segment Reporting Information [Line Items]
Revenues	11	5	18	24
Depreciation	15	20	29	29
Impairment of drilling units and intangible assets	0	0	48	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(4)	(20)	(218)	(23)
Harsh environment
Segment Reporting Information [Line Items]
Amortization of intangibles	(13)	0	1	0
Unallocated items:
Drilling units			1,032	1,537
Capital expenditures	7	41	26	34
Harsh environment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	150	103	526	510
Depreciation	78	134	93	125
Impairment of drilling units and intangible assets	0	414	419	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(59)	(562)	(396)	(69)
Floaters
Segment Reporting Information [Line Items]
Amortization of intangibles	50	0	0	105
Unallocated items:
Drilling units			528	4,184
Capital expenditures	72	69	110	111
Floaters | Operating Segments
Segment Reporting Information [Line Items]
Revenues	273	476	358	625
Depreciation	120	179	176	224
Impairment of drilling units and intangible assets	0	0	3,555	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(112)	42	(3,781)	(201)
Jack-up rigs
Segment Reporting Information [Line Items]
Amortization of intangibles	21	0	0	29
Unallocated items:
Drilling units			560	680
Capital expenditures	19	6	12	17
Jack-up rigs | Operating Segments
Segment Reporting Information [Line Items]
Revenues	107	128	157	229
Depreciation	23	58	48	48
Impairment of drilling units and intangible assets	0	0	86	0
Operating Income - net income [Abstract]
Operating profit/(loss)	$ 0	$ (73)	$ (87)	$ (2)